Annual Total Returns (Vanguard Dividend Appreciation Index Fund - Investor Shares Participant:) (Vanguard Dividend Appreciation Index Fund, Vanguard Dividend Appreciation Index Fund - Investor Shares)	18 Months Ended
Jul. 31, 2013
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares
Annual Total Return
2012	11.50%
2011	6.05%
2010	14.57%
2009	19.15%
2008	(26.56%)
2007	5.53%